CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted Average
	Number	Exercise Price

Balance as at December 31, 2015	5,428,500	$1.67
Granted	1,277,500	1.30
Exercised	(165,000)	0.77
Expired	(1,729,500)	2.66
Balance as at December 31, 2016	4,811,500	1.24
Granted	1,472,500	1.20
Exercised	(75,000)	1.14
Forfeited	(961,500)	1.97
Balance as at December 31, 2017	5,247,500	1.10
Granted	1,810,000	1.32
Exercised	(192,500)	0.97
Forfeited	(122,500)	1.10
Balance as at December 31, 2018	6,742,500	$1.16

Number of options exercisable as at December 31, 2018	6,730,000	$1.16

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date

April 25, 2014	1,167,500	1,167,500	1.20	April 25, 2019
December 22, 2014	60,000	60,000	0.87	December 22, 2019
June 8, 2015	1,065,000	1,065,000	0.66	June 8, 2020
October 18, 2016	1,200,000	1,200,000	1.30	October 18, 2021
August 28, 2017	1,440,000	1,440,000	1.20	August 28, 2022
July 20, 2018*	1,640,000	1,627,500	1.30	July 20, 2023
September 20, 2018	75,000	75,000	1.42	September 20, 2023
November 28, 2018	75,000	75,000	1.57	November 28, 2023
December 14,2018	20,000	20,000	1.42	December 14, 2023

Total	6,742,500	6,730,000

*25,000 Options granted for investor relations services vest 25% every 3 months from the date of grant.

Disclosure of detailed information about restricted share units [Table Text Block]
Expiry Date	December 31, 2017	Granted	Vested	Expired/Cancelled	December 31, 2018
December 31, 2019	312,500	-	-	-	312,500
December 31, 2020	-	312,500	-	-	312,500

Disclosure of share-based payment arrangements [Table Text Block]
	General and
	Administrative	Exploration
Year ended December 31, 2018	Expenses	Expenditures	Total
Shares issued for services	$99,975	$166,477	$266,452
RSU's vested	164,313	-	164,313
Fair value of stock options granted	767,463	622,496	1,389,959
	$1,031,751	$788,973	$1,820,724

	General and
	Administrative	Exploration
Year ended December 31, 2017	Expenses	Expenditures	Total
Shares issued for services	$85,500	$272,990	$358,490
Commitment to issue shares	-	23,825	23,825
RSU's vested	27,575	-	27,575
Fair value of stock options granted	562,979	442,770	1,005,749
	$676,054	$739,585	$1,415,639

	General and
	Administrative	Exploration
Year ended December 31, 2016	Expenses	Expenditures	Total
Commitment to issue shares	$27,462	$-	$27,462
Fair value of stock options granted	440,477	502,857	943,334
	$467,939	$502,857	$970,796

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Risk free interest rate	2.09%	1.53%	0.73%
Expected life (years)	5	5	5
Expected volatility	69.93%	70.81%	69.80%
Dividend yield	-	-	-

Disclosure of detailed information about warrants, activity [Table Text Block]
		Weighted Average
	Number	Exercise Price

Balance as at December 31, 2016	-	$-
Issued	2,623,306	2.00
Balance as at December 31, 2017 and 2018	2,623,306	$2.00

Disclosure of detailed information about warrants outstanding [Table Text Block]
	Number of Warrants	Exercise Price	Expiry Date

Private placement, April 12, 2017	2,500,004	$2.00	April 12, 2019
Finders warrants, April 12, 2017	123,302	$2.00	April 12, 2019
Total	2,623,306